Income Tax Expense / (Benefit) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Current
Federal			$ 2,240	$ 3,229	$ 3,146
State			362	360	154
Foreign			642	489	533
Current Income Tax Expense (Benefit), Total			3,244	4,078	3,833
Deferred
Federal			(1,577)	370	1,172
State			(20)	5	100
Foreign			16	(31)	(27)
Deferred Income Tax Expense (Benefit), Total			(1,581)	344	1,245
Income taxes	$ 645	$ (728)	$ 1,663	$ 4,422	$ 5,078